Derivative financial instruments - Disclosure of movement of derivative assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	$ 1,338	$ 0
Change in fair value	(1,537)	1,346
Settlements	5	(8)
Closing derivative (liability) asset	(194)	1,338
Euro forward contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	1,478	0
Change in fair value	(5,088)	1,478
Settlements	(1,257)	0
Closing derivative (liability) asset	(2,353)	1,478
Gold collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(3,026)	0
Change in fair value	(17,439)	(3,026)
Closing derivative (liability) asset	(20,465)	(3,026)
Gold commodity swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(2,966)	0
Change in fair value	(15,183)	(2,966)
Closing derivative (liability) asset	(18,149)	(2,966)
Copper commodity swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(1,032)	0
Change in fair value	(2,133)	(1,032)
Closing derivative (liability) asset	(3,165)	(1,032)
Interest rate swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(11,605)	0
Change in fair value	850	(11,182)
Settlements	(1,412)	(423)
Closing derivative (liability) asset	(12,167)	(11,605)
Foreign currency forward contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	6,229	0
Change in fair value	(11,066)	6,229
Closing derivative (liability) asset	$ (4,837)	$ 6,229